UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

May 16, 2015 to June 15, 2015

Commission File Number of issuing entity: 333-197204-01

JOHN DEERE OWNER TRUST 2014-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-197204

JOHN DEERE RECEIVABLES, INC.

(Exact name of depositor as specified in its charter)

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7123111

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation Suite 600 1 East First Street Reno, Nevada (Address of principal executive offices of the issuing entity)	89501 (Zip Code)

(775) 786-5527

(Telephone number, including area code)

Name of
	Registered/reporting pursuant to (check one)			exchange (If
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	section 12(b))
Class A-1 0.21000% Asset Backed Notes	☐	☐	☒
Class A-2A 0.54% Asset Backed Notes	☐	☐	☒
Class A-2B Floating Rate Asset Backed Notes	☐	☐	☒
Class A-3 1.07% Asset Backed Notes	☐	☐	☒
Class A-4 1.50% Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 15, 2015, a distribution was made to holders of notes of John Deere Owner Trust 2014-B.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by John Deere Receivables, Inc., the depositor of John Deere Owner Trust 2014-B (the “Depositor”), and held by John Deere Owner Trust 2014-B were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 16, 2015 to June 15, 2015.

The Depositor filed its 2015 Form ABS-15G on February 9, 2015. The CIK number of the Depositor is 0000889668.

PART II — OTHER INFORMATION

Item 9. Exhibits.

(a)                                 The following is a list of documents filed as part of this Report on Form 10-D:

99.1                        Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2014-B, relating to the June 15, 2015 distribution.

99.2                        Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2014-B, relating to the June 15, 2015 distribution.

99.3                        Servicer’s Certificate, relating to the June 15, 2015 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES, INC.
(Depositor)

Date: June 22, 2015.	By:	/s/ Todd E. Davies
Name: Todd E. Davies
Title: Secretary

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2014-B, relating to the June 15, 2015 distribution.
99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2014-B, relating to the June 15, 2015 distribution.
99.3	Servicer’s Certificate, relating to the June 15, 2015 distribution.